Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consist of the following:
	December 31, 2023	September 30, 2023
Accrued compensation and benefits	$2,778	$2,841
Liability for issuance of warrants	633	—
Accrued professional fees	1,008	273
Accrued interest	333	304
Deferred revenue	91	138
Unpaid Merger-related transaction costs	2,238	—
Other	1,464	963
Total accrued expenses and other current liabilities	$8,545	$4,519
Accrued expenses and other current liabilities consist of the following:
	September 30,
	2023	2022
Accrued compensation and benefits	$2,841	$613
Deferred rent	—	634
Accrued professional fees	273	494
Accrued interest	304	59
Deferred revenue	138	35
Other	963	918
Total accrued expenses and other current liabilities	$4,519	$2,753